INVESTMENTS - Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Holdings
Investments	$ 512,822	$ 447,359
Interest and dividends on investments
Taxable interest	6,975	7,554	$ 9,269
Interest exempt from U.S. federal income tax	279	301	404
Dividend income	134	134	187
Total interest and dividend income on investments	7,388	7,989	9,860
Gross realized investments losses, excluding losses from other-than-temporary impairment
Gross realized investment gains	860	1,895	1,599
Gross realized investment losses	(195)	(139)	(125)
Net realized gains on sales of investments	665	1,756	1,474
Securities available-for-sale
Amortized cost	289,363	330,409
Allowance for credit losses	8	5	0
Fair value	288,522	335,084
Less than 12 months	$ 1,895	267
Percentage of investments gross-unrealized loss position for less than a year, rated investment grade	77.00%
12 months or longer	$ 457	208
Percentage of gross-unrealized loss position for a year or more rated investment grade	99.00%
Debt securities available-for-sale (AFS)
Investment Holdings
Investments	$ 288,522	335,084
HTM debt securities
Investment Holdings
Investments	216,963	104,943
Non-marketable equity securities measured using the measurement alternative
Investment Holdings
Investments	1,413	962
Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Securities available-for-sale
Amortized cost	33,064	42,836
Gross unrealized gains	453	1,134
Gross unrealized losses	301	52
Allowance for credit losses	0	0
Fair value	33,216	43,918
Less than 12 months	270	30
12 months or longer	31	22
Mortgage-backed securities - Non-U.S. residential
Securities available-for-sale
Amortized cost	380	568
Gross unrealized gains	1	3
Gross unrealized losses	1	0
Allowance for credit losses	0	0
Fair value	380	571
Less than 12 months	1	0
12 months or longer	0	0
Mortgage-backed securities - Commercial
Securities available-for-sale
Amortized cost	25	49
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Allowance for credit losses	0	0
Fair value	25	50
Less than 12 months	0	0
12 months or longer	0	0
Mortgage-backed securities
Securities available-for-sale
Amortized cost	33,469	43,453
Gross unrealized gains	454	1,138
Gross unrealized losses	302	52
Allowance for credit losses	0	0	0
Fair value	33,621	44,539
Less than 12 months	271	30
12 months or longer	31	22
U.S. Treasury
Securities available-for-sale
Amortized cost	122,669	144,094
Gross unrealized gains	615	2,108
Gross unrealized losses	844	49
Allowance for credit losses	0	0
Fair value	122,440	146,153
Less than 12 months	713	49
12 months or longer	131	0
Agency obligations
Securities available-for-sale
Amortized cost	0	50
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Allowance for credit losses	0	0
Fair value	0	51
Less than 12 months	0	0
12 months or longer	0	0
U.S. Treasury and federal agency securities
Securities available-for-sale
Amortized cost	122,669	144,144
Gross unrealized gains	615	2,109
Gross unrealized losses	844	49
Allowance for credit losses	0	0	0
Fair value	122,440	146,204
Less than 12 months	713	49
12 months or longer	131	0
State and municipal
Securities available-for-sale
Amortized cost	2,643	3,753
Gross unrealized gains	79	123
Gross unrealized losses	101	157
Allowance for credit losses	0	0	0
Fair value	2,621	3,719
Less than 12 months	3	34
12 months or longer	98	123
Foreign government
Securities available-for-sale
Amortized cost	119,426	123,467
Gross unrealized gains	337	1,623
Gross unrealized losses	1,023	122
Allowance for credit losses	0	0	$ 0
Fair value	118,740	124,968
Less than 12 months	826	61
12 months or longer	197	61
Corporate
Securities available-for-sale
Amortized cost	5,972	10,444
Gross unrealized gains	33	152
Gross unrealized losses	77	91
Allowance for credit losses	8	5
Fair value	5,920	10,500
Less than 12 months	77	90
12 months or longer	0	1
Asset-backed securities
Securities available-for-sale
Amortized cost	304	277
Gross unrealized gains	0	5
Gross unrealized losses	1	4
Allowance for credit losses	0	0
Fair value	303	278
Less than 12 months	1	3
12 months or longer	0	1
Other debt securities
Securities available-for-sale
Amortized cost	4,880	4,871
Gross unrealized gains	1	5
Gross unrealized losses	4	0
Allowance for credit losses	0	0
Fair value	4,877	4,876
Less than 12 months	4	0
12 months or longer	0	0
Debt securities
Securities available-for-sale
Amortized cost	289,363	330,409
Gross unrealized gains	1,519	5,155
Gross unrealized losses	2,352	475
Allowance for credit losses	8	5
Fair value	288,522	335,084
Fair value | Marketable equity securities
Investment Holdings
Investments	543	515
Fair value | Non-marketable equity securities
Investment Holdings
Investments	489	551
Carried at cost | Non-marketable equity securities
Investment Holdings
Investments	$ 4,892	$ 5,304